Liquidity-Going Concern (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity Going Concern Disclosure [Text Block]

9. Liquidity-Going Concern

These financial statements have been prepared assuming that the Company is a going concern. The Company incurred a net loss in the periods ended September 30, 2012 and 2011 and for the period from September 11, 2009 (inception) to September 30, 2012.

The Company has limited cash availability at the Balance Sheet date. The Company’s ability to continue operations on an ongoing basis are dependent on receiving additional investment monies. Management is currently attempting to secure additional investment monies through the private placement transaction described in footnote # 10 below. There is a high level of uncertainty as to whether these efforts will be successful.

9. Liquidity-Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the Company will need additional financing to fully implement its business plan and establish a strong brand name. There are no assurances that additional financing will be available on favorable terms, or at all. If additional financing is not available, the Company will need to reduce, defer or cancel development programs, planned initiatives and overhead expenditures. The failure to adequately fund its capital requirements could have a material adverse effect on the Company’s business, financial condition and results of operations. Moreover, the sale of additional equity securities to raise financing will result in additional dilution to the Company’s stockholders, and incurring additional indebtedness could involve the imposition of covenants that restrict the Company operations. Company has incurred an accumulated deficit of $2,247,588 as of December 31, 2011. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.